Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ 130	$ 172
Foreign currency translation	40	(38)
Balance at the end of the period	$ 170	$ 134